Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments
A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2023 and 2022 is as follows:

			December 31, 2023
			Fair Value Measurements
	December 31, 2023		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$15,675	$15,675	$15,675	$—	$—
Federal funds sold and overnight interest-bearing deposits	77,775	77,775	77,775	—	—
Available for sale securities	188,742	188,742	1,978	186,764	—
Other investment securities	6,300	6,300	78	6,222	—
Loans, net	1,515,403	1,364,533	—	—	1,364,533
Loans held for sale	3,884	3,884	—	3,884	—
Cash surrender value - life insurance	2,624	2,624	—	2,624	—
Interest rate lock commitments	43	43	—	—	43
Accrued interest receivable	8,661	8,661	8,661	—	—
Total	$1,819,107	$1,668,237	$104,167	$199,494	$1,364,576
Liabilities:
Deposits:
Non-interest bearing demand	$402,241	$402,241	$402,241	$—	$—
Savings, interest checking and money market	846,452	846,452	846,452	—	—
Time deposits	322,151	319,929	—	—	319,929
Federal Home Loan Bank advances and other borrowings	107,000	107,245	—	107,245	—
Subordinated notes	49,486	38,939	—	38,939	—
Interest rate lock commitments	2	2	—	—	2
Forward sale commitments	41	41		41	—
Accrued interest payable	1,772	1,772	1,772	—	—
Total	$1,729,145	$1,716,621	$1,250,465	$146,225	$319,931

			December 31, 2022
			Fair Value Measurements
	December 31, 2022		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$18,661	$18,661	$18,661	$—	$—
Federal funds sold and overnight interest-bearing deposits	65,059	65,059	65,059	—	—
Certificates of deposit in other banks	2,955	2,955	2,955	—	—
Available-for-sale securities	250,747	250,747	2,152	248,595	—
Other investment securities	6,353	6,353	46	6,307	—
Loans, net	1,505,664	1,389,018	—	—	1,389,018
Loans held for sale	591	591	—	591	—
Cash surrender value - life insurance	2,567	2,567	—	2,567	—
Interest rate lock commitments	20	20	—	—	20
Forward sale commitments	3	3	—	3	—
Accrued interest receivable	7,953	7,953	7,953	—	—
Total	$1,860,573	$1,743,927	$96,826	$258,063	$1,389,038
Liabilities:
Deposits:
Non-interest bearing demand	$453,443	$453,443	$453,443	$—	$—
Savings, interest checking and money market	923,602	923,602	923,602	—	—
Time deposits	255,034	250,433	—	—	250,433
Federal funds purchased and securities sold under agreements to repurchase	5,187	5,187	5,187	—	—
Federal Home Loan Bank advances and other borrowings	98,000	98,000	—	98,000	—
Subordinated notes	49,486	39,197	—	39,197	—
Interest rate lock commitments	18	18	—	—	18
Forward sale commitments	3	3	—	3	—
Accrued interest payable	902	902	902	—	—
Total	$1,785,675	$1,770,785	$1,383,134	$137,200	$250,451